COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2016 are as follows:
2017	$3,759
2018	2,448
2019	261

$6,468